Commitments and Contingencies - Summary of Lease Terms and Discount Rates Related to Finance and Operating Leases (Details)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term
Operating leases	6 years 8 months 8 days	6 years 1 month 20 days	6 years 3 months 18 days	4 years 6 months 7 days
Finance leases	6 years 7 months 6 days	5 years 2 months 19 days	5 years 11 months 12 days	5 years 8 months 19 days
Weighted-average discount rate
Operating leases	13.41%	13.03%	11.63%	10.53%
Finance leases	14.61%	12.53%	12.14%	11.65%